Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Bonds payable [line items]
Less: Current portion			$ (2,600.0)
Noncurrent bonds payable	$ 410,464.9	$ 14,706.7	254,105.1
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	230,389.0		173,197.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	181,278.5		84,291.0
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (1,202.6)		$ (782.9)